Other Receivables	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Other receivables

12. Other receivables

	December 31,	December 31,
	2023	2022
R&D tax credit receivable	-	672,600
Value added tax receivable	22,036	78,650
Receivable from suppliers and other	52,787	4,737
Total other receivables	74,823	755,987

The R&D tax credit receivable as of December 31, 2022 relates to the reimbursement application for compensation of R&D expenditures incurred in 2022 under the Australian R&D Tax Incentive program. The subsidiary Auris Medical Pty Ltd, Melbourne, Australia, which is eligible for the tax credit, was sold in 2023. Other receivables were not considered impaired in the years presented herein. Receivable from suppliers include CHF 18,905 receivable from an associate.